Taxation - Schedule of Effective Income Tax Rate Reconciliation (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax	¥ (1,576,015)	$ (247,311)	¥ (947,294)	¥ (1,102,196)
Income tax computed at the PRC statutory tax rate of 25%	(394,004)	(61,828)	(236,824)	(275,549)
Effect of tax holiday and preferential tax rates	7,083	1,111	(44,121)	11,493
Effect of different tax rates in different jurisdictions	(1,681)	(264)	10,580	(11,626)
Other non-taxable income	(24,999)	(3,923)	(35,454)	(21,557)
Non-deductible expenses	36,719	5,762	14,060	64,095
Share based compensation costs	108,588	17,040	82,528	30,320
Research and development super deduction	(146,639)	(23,011)	(113,388)	(94,401)
Withholding tax and others	9,552	1,499	11,581	9,180
Change in valuation allowance	434,056	68,113	399,756	259,031
True-up adjustments in respect of prior year's annual tax filing	(3,474)	(545)	(83,342)
Tax rate change on deferred items	(9,460)	(1,484)	9,528	38,017
Income tax expense	¥ 15,741	$ 2,470	¥ 14,904	¥ 9,003